Description of Business (Detail) - Item	12 Months Ended
	Dec. 31, 2016	Jun. 24, 2008	Apr. 01, 2008
Description of Business
Number of subsidiaries	4
GungHo Online Entertainment Incorporated
Description of Business
Majority ownership interest in Gravity acquired during the period (as a percent)	59.31%	6.92%	52.39%